Accrued Liabilities and Current Liabilities - Schedule of Accrued Liabilities and Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities And Other Current Liabilities [Abstract]
Salary and welfare payable	¥ 24,034		¥ 19,852
Professional service fee accrual	7,493		23,360
Other tax payables	2,225		1,403
Other service fee payables	2,196
VAT received from customers related to contract liabilities	937		3,890
Guarantee fee payable			6,120
Interest payable			206
Others	3,806		3,121
Total	¥ 40,691	$ 5,845	¥ 57,952